14. FINANCIAL INSTRUMENTS (Details 11) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Numnber
Disclosure of detailed information about financial instruments [line items]
Designated amounts	R$ 120,000
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Designated amounts	5,828,806
Amortized part	(1,836,606)
Effect on Result	(1,667,886)	[1]
Impact on Shareholders' equity	R$ (5,125,058)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | Numnber	2.6805
Designated amounts	R$ 30,000
Amortized part	(30,000)
Effect on Result	(82,374)	[1]
Impact on Shareholders' equity
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | Numnber	2.678
Designated amounts	R$ 35,000
Amortized part	(35,000)
Effect on Result	(96,190)	[1]
Impact on Shareholders' equity
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | Numnber	2.676
Designated amounts	R$ 35,000
Amortized part	(35,000)
Effect on Result	(96,261)	[1]
Impact on Shareholders' equity
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/21/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | Numnber	3.1813
Designated amounts	R$ 60,000
Amortized part	(45,000)
Effect on Result	(58,475)	[1]
Impact on Shareholders' equity	R$ (30,231)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | Numnber	3.285
Designated amounts	R$ 100,000
Amortized part	(75,000)
Effect on Result	(92,026)	[1]
Impact on Shareholders' equity	R$ (47,793)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.285
Designated amounts	R$ 30,000
Amortized part	(18,000)
Effect on Result	(14,185)	[1]
Impact on Shareholders' equity	R$ (22,940)
Cash flow hedges [member] | Export pepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/24/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.3254
Designated amounts	R$ 100,000
Amortized part	(60,000)
Effect on Result	(46,474)	[1]
Impact on Shareholders' equity	R$ (74,852)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.3557
Designated amounts	R$ 25,000
Amortized part	(15,000)
Effect on Result	(11,467)	[1]
Impact on Shareholders' equity	R$ (18,410)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.3557
Designated amounts	R$ 70,000
Amortized part	(42,000)
Effect on Result	(32,108)	[1]
Impact on Shareholders' equity	R$ (51,548)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.3557
Designated amounts	R$ 30,000
Amortized part	(18,000)
Effect on Result	(13,760)	[1]
Impact on Shareholders' equity	R$ (22,092)
Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/28/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Numnber	3.3815
Designated amounts	R$ 30,000
Amortized part	(18,000)
Effect on Result	(13,605)	[1]
Impact on Shareholders' equity	R$ (21,782)
Cash flow hedges [member] | Export Prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	3/8/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - October 2022
Exchange rate on designation | Numnber	3.394
Designated amounts	R$ 355,000
Amortized part	(276,500)
Effect on Result	(338,777)	[1]
Impact on Shareholders' equity	R$ (141,512)
Cash flow hedges [member] | Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	2/4/2018
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - February 2023
Exchange rate on designation | Numnber	3.3104
Designated amounts	R$ 1,170,045
Amortized part	(820,045)
Effect on Result	(306,189)	[1]
Impact on Shareholders' equity	R$ (660,205)
Cash flow hedges [member] | Bonds and export prepayments in us$ [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/31/2019
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation | Numnber	3.7649
Designated amounts	R$ 1,342,761
Amortized part	(247,061)
Effect on Result	(329,966)	[1]
Impact on Shareholders' equity	R$ (1,568,823)
Cash flow hedges [member] | Bonds without express maturity and export prepayments in us$ to third parties [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	10/1/2020
Hedging instrument	Bonds without express maturity and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2020 - December 2050
Exchange rate on designation | Numnber	4.0745
Designated amounts	R$ 1,416,000
Amortized part	(102,000)
Effect on Result	(136,029)	[1]
Impact on Shareholders' equity	R$ (1,474,571)
Cash flow hedges [member] | Bond [member]
Disclosure of detailed information about financial instruments [line items]
Designation date	1/28/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2017 - January 2028
Exchange rate on designation | Numnber	4.2064
Designated amounts	R$ 1,000,000
Amortized part
Effect on Result		[1]
Impact on Shareholders' equity	R$ (990,299)

[1]	On December 31, 2020, the amount of (R$1,667,886) was recorded in Other Operating Expenses. As of December 31, 2019, (R$790,353).